Summary of Significant Accounting Policies - Narrative (Details) $ in Millions	12 Months Ended
	Jun. 30, 2019 category unit segment	Jul. 01, 2019 USD ($)
Significant Accounting Policies [Abstract]
Number of cash-generating units | unit	1
Number of reporting segments | segment	1
Number of operating segments | segment	1
Number of categories of revenue | category	4
IFRS 16, Leases | Impact of Adoption of New Accounting Pronouncement [Member]
Disclosure of classes of share capital [line items]
Right-of-use assets | $		$ 286
Lease liabilities | $		$ 286
Bottom of range
Disclosure of classes of share capital [line items]
Contractual term of subscription revenues	1 month
Top of range
Disclosure of classes of share capital [line items]
Contractual term of subscription revenues	12 months